PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 86 .1%
Basic Materials : 1 .5%
550,000
(1)
Alumina Pty Ltd.,
6.125%,
03/15/2030 $ 570,158
0 .2
1,750,000
(2)
Celanese US Holdings
LLC, 6.500%,
04/15/2030 1,760,194
0 .8
1,000,000
(1)
Novelis, Inc., 6.875%,
01/30/2030 1,038,841
0 .5
3,369,193
1 .5
Communications : 9 .2%
1,500,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,488,971
0 .7
1,000,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 999,206
0 .4
3,000,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 3,006,464
1 .3
1,500,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 1,519,566
0 .7
2,750,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 10.000%,
02/15/2031 2,812,155
1 .3
4,300,000
(1)
Gen Digital, Inc.,
6.750%,
09/30/2027 4,367,321
2 .0
1,500,000
(1)
ION Platform Finance
US, Inc. / ION Platform
Finance Sarl, 5.750%,
05/15/2028 1,415,927
0 .6
3,250,000
(1)
ION Platform Finance
US, Inc. / ION Platform
Finance Sarl, 9.500%,
05/30/2029 3,294,503
1 .5
1,500,000
(1)
Univision
Communications, Inc.,
8.000%,
08/15/2028 1,554,660
0 .7
20,458,773
9 .2
Consumer, Cyclical : 22 .5%
1,000,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 1,088,002
0 .5
2,000,000  Ford Motor Credit
Co. LLC, 5.875%,
11/07/2029 2,053,858
0 .9
2,000,000  Ford Motor Credit
Co. LLC, 6.950%,
03/06/2026 2,004,602
0 .9
3,500,000
(1)
Gates Corp., 6.875%,
07/01/2029 3,639,055
1 .6
4,950,000
(1)
Global Auto Holdings
Ltd./AAG FH UK Ltd.,
11.500%,
08/15/2029 5,204,451
2 .3
1,500,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 1,537,170
0 .7
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,500,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 $ 1,546,302
0 .7
3,750,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 3,841,392
1 .7
3,500,000
(1)(2)
JetBlue Airways Corp.
/ JetBlue Loyalty L.P.,
9.875%,
09/20/2031 3,529,177
1 .6
1,000,000
(1)
Lithia Motors, Inc.,
5.500%,
10/01/2030 1,007,556
0 .5
2,000,000  MGM Resorts
International, 5.500%,
04/15/2027 2,018,744
0 .9
750,000  MGM Resorts
International, 6.125%,
09/15/2029 771,165
0 .4
3,118,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 3,123,591
1 .4
1,500,000
(1)
NCL Corp. Ltd.,
5.875%,
01/15/2031 1,495,172
0 .7
1,200,000
(1)
OneSky Flight LLC,
8.875%,
12/15/2029 1,285,026
0 .6
1,000,000
(1)
Rivers Enterprise
Lender LLC / Rivers
Enterprise Lender
Corp., 6.250%,
10/15/2030 1,021,199
0 .5
3,500,000
(1)
Specialty Building
Products Holdings LLC
/ SBP Finance Corp.,
7.750%,
10/15/2029 3,418,100
1 .5
250,000  Suburban Propane
Partners L.P./Suburban
Energy Finance Corp.,
5.875%,
03/01/2027 250,369
0 .1
2,500,000
(1)
Vail Resorts, Inc.,
5.625%,
07/15/2030 2,549,388
1 .1
3,833,000
(1)(2)
Victra Holdings LLC /
Victra Finance Corp.,
8.750%,
09/15/2029 4,062,896
1 .8
750,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 7.875%,
05/01/2027 756,083
0 .3
3,750,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 9.500%,
06/01/2028 3,892,335
1 .8
50,095,633
22 .5
Consumer, Non-cyclical : 13 .5%
400,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.500%,
03/31/2031 404,717
0 .2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,662,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 $ 4,884,637
2 .2
500,000
(1)
Block, Inc., 5.625%,
08/15/2030 510,426
0 .2
2,500,000
(1)
Brink's Co., 6.500%,
06/15/2029 2,590,175
1 .2
1,000,000
(1)
Dcli Bidco LLC, 7.750%,
11/15/2029 1,028,713
0 .4
1,250,000
(1)
Herc Holdings, Inc.,
5.750%,
03/15/2031 1,269,305
0 .6
1,000,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 1,053,023
0 .5
1,000,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 999,966
0 .4
2,500,000
(1)
IQVIA, Inc., 5.000%,
05/15/2027 2,501,179
1 .1
3,200,000
(1)
Mobius Merger
Sub, Inc., 9.000%,
06/01/2030 2,243,240
1 .0
600,000
(1)
Synergy Infrastructure
Holdings LLC, 7.875%,
12/01/2030 623,534
0 .3
4,000,000
(1)
United Rentals North
America, Inc., 6.000%,
12/15/2029 4,112,272
1 .8
3,000,000
(1)
US Foods, Inc., 6.875%,
09/15/2028 3,107,184
1 .4
2,500,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 2,591,670
1 .2
2,100,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 2,177,918
1 .0
30,097,959
13 .5
Energy : 7 .4%
600,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 626,132
0 .3
2,992,000
(1)
CVR Energy, Inc.,
8.500%,
01/15/2029 3,077,488
1 .4
2,000,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 2,012,508
0 .9
1,500,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 1,573,199
0 .7
3,750,000  Global Partners L.P.
/ GLP Finance Corp.,
6.875%,
01/15/2029 3,814,294
1 .7
5,064,000
(1)
Sunoco L.P. / Sunoco
Finance Corp., 7.000%,
09/15/2028 5,242,658
2 .4
16,346,279
7 .4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial : 15 .5%
2,500,000
(1)
CrossCountry
Intermediate HoldCo
LLC, 6.500%,
10/01/2030 $ 2,553,115
1 .1
1,250,000
(1)
Freedom Mortgage
Holdings LLC, 6.875%,
05/01/2031 1,251,426
0 .6
2,750,000
(1)
Freedom Mortgage
Holdings LLC, 9.250%,
02/01/2029 2,885,789
1 .3
1,500,000
(1)(2)
HAT Holdings I LLC /
HAT Holdings II LLC,
3.750%,
09/15/2030 1,390,587
0 .6
2,000,000
(1)
HUB International Ltd.,
7.250%,
06/15/2030 2,100,960
0 .9
250,000
(1)
Iron Mountain, Inc.,
7.000%,
02/15/2029 256,963
0 .1
3,650,000
(1)
LD Holdings Group
LLC, 8.750%,
11/01/2027 3,590,701
1 .6
500,000
(1)
PennyMac Financial
Services, Inc., 7.125%,
11/15/2030 527,542
0 .2
4,500,000
(1)
Provident Funding
Associates L.P. / PFG
Finance Corp., 9.750%,
09/15/2029 4,749,813
2 .1
1,000,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 1,031,861
0 .5
2,250,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2030 2,327,072
1 .0
1,000,000
(1)
Rocket Cos., Inc.,
6.500%,
08/01/2029 1,032,638
0 .5
1,500,000  SLM Corp., 6.500%,
01/31/2030 1,554,837
0 .7
2,500,000
(1)
Stonebriar ABF
Issuer LLC, 8.125%,
12/15/2030 2,574,900
1 .2
1,000,000
(1)
TrueNoord Capital DAC,
8.750%,
03/01/2030 1,060,769
0 .5
1,000,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 1,006,325
0 .5
1,500,000
(1)
UWM Holdings LLC,
6.625%,
02/01/2030 1,519,874
0 .7
3,000,000
(1)
XHR L.P., 6.625%,
05/15/2030 3,100,005
1 .4
34,515,177
15 .5
Industrial : 8 .9%
3,500,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 3,623,743
1 .6
1,900,000
(1)
Axon Enterprise, Inc.,
6.125%,
03/15/2030 1,966,204
0 .9
500,000
(1)
Bombardier, Inc.,
6.000%,
02/15/2028 501,836
0 .2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
4,064,000
(1)
Esab Corp., 6.250%,
04/15/2029 $ 4,183,754
1 .9
1,750,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,755,329
0 .8
1,000,000  Hillenbrand, Inc.,
6.250%,
02/15/2029 1,023,601
0 .5
4,100,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 4,170,282
1 .9
2,500,000
(1)
WESCO Distribution,
Inc., 7.250%,
06/15/2028 2,537,697
1 .1
19,762,446
8 .9
Technology : 1 .0%
2,200,000
(1)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 2,218,858
1 .0
Utilities : 6 .6%
4,300,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.375%,
06/01/2028 4,472,996
2 .0
500,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.500%,
06/01/2030 532,991
0 .2
4,500,000
(1)
ContourGlobal Power
Holdings SA, 6.750%,
02/28/2030 4,645,620
2 .1
4,750,000  NRG Energy, Inc.,
5.750%,
01/15/2028 4,770,596
2 .2
250,000
(1)
NRG Energy, Inc.,
5.750%,
07/15/2029 250,026
0 .1
14,672,229
6 .6
Total Corporate Bonds/
Notes
(Cost $188,965,250)
191,536,547
86 .1
BANK LOANS : 6 .5%
Communications : 2 .1%
792,967  Directv Financing LLC,
Term Loan, 9.808%,
(TSFR3M+5.500%),
02/17/2031 794,144
0 .4
3,969,773
(3)
Summer (BC), Tranche
B,
02/21/2029 3,803,539
1 .7
4,597,683
2 .1
Financial : 2 .2%
5,000,000  Asurion LLC, 2021
Second Lien Term
Loan B4, 9.528%,
(TSFR1M+5.250%),
01/20/2029 4,922,500
2 .2
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial : 2 .2%
4,960,013  Quikrete Holdings Inc.,
Tranche B3, 6.166%,
(TSFR1M+2.250%),
02/10/2032 $ 4,981,092
2 .2
Total Bank Loans
(Cost $14,422,361)
14,501,275
6 .5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
30,272
(4)
Yak Access LLC Series
A
303
0.0
5,388
(4)
Yak Access LLC Series
B

0.0

0.0
Consumer Discretionary : 0.0%
1,651,797
(4)
24 Hour Fitness
Worldwide, Inc.
11,563
0.0
42,856
(4)
Anchor Hocking
Holdings

0.0
188
(4)
Travelport Tech Ltd.
—
—
11,991
0.0
Total Common Stock
(Cost $2,261,107)
12,348
0.0
Total Long-Term
Investments
(Cost $205,648,718)
206,050,170
92 .6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7 .1%
Repurchase Agreements : 1 .6%
1,000,000
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2025, 3.850%,
due 01/02/2026
(Repurchase
Amount $1,000,211,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.000%-
7.003%, Market Value
plus accrued interest
$1,020,000, due
12/01/30-11/20/75)
1,000,000
0 .4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
12/31/2025, 3.940%,
due 01/02/2026
(Repurchase
Amount $1,000,216,
collateralized by various
U.S. Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$1,020,283, due
01/31/26-11/15/55)
$ 1,000,000
0 .5
1,000,000
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
12/31/2025, 3.820%,
due 01/02/2026
(Repurchase
Amount $1,000,209,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.125%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
10/15/26-12/20/55)
1,000,000
0 .4
214,267
(5)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
12/31/2025, 3.840%,
due 01/02/2026
(Repurchase Amount
$214,312, collateralized
by various U.S.
Government Securities,
0.625%-4.875%, Market
Value plus accrued
interest $218,552, due
04/30/26-11/15/34)
214,267
0 .1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
346,000
(5)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
12/31/2025, 3.830%,
due 01/02/2026
(Repurchase Amount
$346,073, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market
Value plus accrued
interest $352,920, due
01/15/26-03/15/67)
$ 346,000
0 .2
Total Repurchase
Agreements
(Cost $3,560,267)
3,560,267
1 .6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 5 .5%
12,191,180
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.650%
(Cost $12,191,180) $ 12,191,180 5 .5
Total Short-Term
Investments
(Cost $15,751,447)
15,751,447
7 .1
Total Investments in
Securities
(Cost $221,400,165) $ 221,801,617 99 .7
Assets in Excess of
Other Liabilities
568,373 0 .3
Net Assets $ 222,369,990 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of December 31, 2025.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration High Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 191,536,547 $ — $ 191,536,547
Bank Loans — 14,501,275 — 14,501,275
Common Stock — — 12,348 12,348
Short-Term Investments 12,191,180 3,560,267 — 15,751,447
Total Investments, at fair value $ 12,191,180 $ 209,598,089 $ 12,348 $ 221,801,617
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,868,968
Gross Unrealized Depreciation (3,467,516)
Net Unrealized Appreciation $ 401,452